Filed Pursuant to Rule 497(e)
1933 Act File No. 333-171360
 1940 Act File No. 811-22509

LOCORR INVESTMENT TRUST

On behalf of the LoCorr Macro Strategies Fund, a series of LoCorr Investment Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 17, 2018, to the Prospectus dated July 1, 2018 for LoCorr Investment Trust, which was filed pursuant to Rule 497(e) on October 17, 2018.  The purpose of this filing is to submit the 497(e) filing dated October 17, 2018 in XBRL for the LoCorr Macro Strategies Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE